UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2011

                                                                      (Form N-Q)

48479-0511                                   (C)2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (96.7%)

              CONSUMER DISCRETIONARY (10.1%)
              ------------------------------
              ADVERTISING (0.2%)
    133,063   Interpublic Group of Companies, Inc.                           $      1,673
     77,751   Omnicom Group, Inc.                                                   3,814
                                                                             ------------
                                                                                    5,487
                                                                             ------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
     81,169   Coach, Inc.                                                           4,224
     17,659   Polo Ralph Lauren Corp.                                               2,184
     23,815   VF Corp.                                                              2,346
                                                                             ------------
                                                                                    8,754
                                                                             ------------
              APPAREL RETAIL (0.4%)
     23,937   Abercrombie & Fitch Co. "A"                                           1,405
    120,297   Gap, Inc.                                                             2,726
     72,262   Limited Brands, Inc.                                                  2,376
     33,106   Ross Stores, Inc.                                                     2,355
    108,676   TJX Companies, Inc.                                                   5,404
     35,126   Urban Outfitters, Inc. *                                              1,048
                                                                             ------------
                                                                                   15,314
                                                                             ------------
              AUTO PARTS & EQUIPMENT (0.2%)
    184,628   Johnson Controls, Inc.                                                7,675
                                                                             ------------
              AUTOMOBILE MANUFACTURERS (0.5%)
  1,039,991   Ford Motor Co. *                                                     15,506
                                                                             ------------
              AUTOMOTIVE RETAIL (0.2%)
     17,448   AutoNation, Inc. (g)*                                                   617
      7,495   AutoZone, Inc. *                                                      2,050
     61,398   CarMax, Inc. *                                                        1,971
     38,318   O'Reilly Automotive, Inc. *                                           2,202
                                                                             ------------
                                                                                    6,840
                                                                             ------------
              BROADCASTING (0.3%)
    185,809   CBS Corp. "B"                                                         4,653
     77,785   Discovery Communications, Inc. "A" *                                  3,104
     24,687   Scripps Networks Interactive "A"                                      1,236
                                                                             ------------
                                                                                    8,993
                                                                             ------------
              CABLE & SATELLITE (1.1%)
     65,782   Cablevision Systems Corp. "A"                                         2,277
    757,970   Comcast Corp. "A"                                                    18,737
    217,637   DIRECTV "A" *                                                        10,185
     94,189   Time Warner Cable, Inc.                                               6,720
                                                                             ------------
                                                                                   37,919
                                                                             ------------
              CASINOS & GAMING (0.1%)
     81,436   International Game Technology                                         1,322
     20,660   Wynn Resorts Ltd.                                                     2,629
                                                                             ------------
                                                                                    3,951
                                                                             ------------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
     90,347   Best Buy Co., Inc.                                                    2,595
     41,248   GameStop Corp. "A" *                                                    929
     31,022   RadioShack Corp.                                                        465
                                                                             ------------
                                                                                    3,989
                                                                             ------------
              CONSUMER ELECTRONICS (0.0%)
     18,890   Harman International Industries, Inc.                                   885
                                                                             ------------
              DEPARTMENT STORES (0.4%)
     64,533   J.C. Penney Co., Inc.                                                 2,317
     80,043   Kohl's Corp.                                                          4,246

PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    115,591   Macy's, Inc.                                                   $      2,804
     46,032   Nordstrom, Inc.                                                       2,066
     11,937   Sears Holdings Corp. (g)*                                               987
                                                                             ------------
                                                                                   12,420
                                                                             ------------
              DISTRIBUTORS (0.1%)
     43,400   Genuine Parts Co.                                                     2,328
                                                                             ------------
              EDUCATION SERVICES (0.1%)
     34,741   Apollo Group, Inc. "A" *                                              1,449
     16,900   DeVry, Inc.                                                             931
                                                                             ------------
                                                                                    2,380
                                                                             ------------
              FOOTWEAR (0.2%)
    104,730   NIKE, Inc. "B"                                                        7,928
                                                                             ------------
              GENERAL MERCHANDISE STORES (0.4%)
     20,603   Big Lots, Inc. *                                                        895
     34,427   Family Dollar Stores, Inc.                                            1,767
    194,035   Target Corp.                                                          9,703
                                                                             ------------
                                                                                   12,365
                                                                             ------------
              HOME FURNISHINGS (0.0%)
     40,153   Leggett & Platt, Inc.                                                   984
                                                                             ------------
              HOME IMPROVEMENT RETAIL (0.8%)
    449,009   Home Depot, Inc.                                                     16,640
    377,907   Lowe's Companies, Inc.                                                9,988
                                                                             ------------
                                                                                   26,628
                                                                             ------------
              HOMEBUILDING (0.1%)
     76,244   D.R. Horton, Inc.                                                       888
     43,089   Lennar Corp. "A"                                                        781
     90,840   Pulte Group, Inc. *                                                     672
                                                                             ------------
                                                                                    2,341
                                                                             ------------
              HOMEFURNISHING RETAIL (0.1%)
     70,996   Bed Bath & Beyond, Inc. *                                             3,427
                                                                             ------------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
    117,841   Carnival Corp.                                                        4,520
     78,932   Marriott International, Inc. "A"                                      2,808
     52,176   Starwood Hotels & Resorts Worldwide, Inc.                             3,033
     47,779   Wyndham Worldwide Corp.                                               1,520
                                                                             ------------
                                                                                   11,881
                                                                             ------------
              HOUSEHOLD APPLIANCES (0.2%)
     45,463   Stanley Black & Decker, Inc.                                          3,483
     20,796   Whirlpool Corp.                                                       1,775
                                                                             ------------
                                                                                    5,258
                                                                             ------------
              HOUSEWARES & SPECIALTIES (0.1%)
     41,637   Fortune Brands, Inc.                                                  2,577
     79,098   Newell Rubbermaid, Inc.                                               1,513
                                                                             ------------
                                                                                    4,090
                                                                             ------------
              INTERNET RETAIL (0.8%)
     98,011   Amazon.com, Inc. *                                                   17,655
     55,195   Expedia, Inc.                                                         1,251
     11,885   Netflix, Inc. *                                                       2,820
     13,439   Priceline.com, Inc. *                                                 6,806
                                                                             ------------
                                                                                   28,532
                                                                             ------------
              LEISURE PRODUCTS (0.1%)
     37,372   Hasbro, Inc.                                                          1,751
     98,444   Mattel, Inc.                                                          2,454
                                                                             ------------
                                                                                    4,205
                                                                             ------------
              MOTORCYCLE MANUFACTURERS (0.1%)
     64,367   Harley-Davidson, Inc.                                                 2,735
                                                                             ------------
              MOVIES & ENTERTAINMENT (1.5%)
    625,389   News Corp. "A"                                                       10,982
    299,637   Time Warner, Inc.                                                    10,697
    165,649   Viacom, Inc. "B"                                                      7,706

PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    522,116   Walt Disney Co.                                                $     22,498
                                                                             ------------
                                                                                   51,883
                                                                             ------------
              PUBLISHING (0.1%)
     65,008   Gannett Co., Inc.                                                       990
     84,042   McGraw-Hill Companies, Inc.                                           3,311
      1,510   Washington Post Co. "B"                                                 661
                                                                             ------------
                                                                                    4,962
                                                                             ------------
              RESTAURANTS (1.1%)
     37,770   Darden Restaurants, Inc.                                              1,856
    284,597   McDonald's Corp.                                                     21,655
    206,887   Starbucks Corp.                                                       7,644
    128,303   Yum! Brands, Inc.                                                     6,592
                                                                             ------------
                                                                                   37,747
                                                                             ------------
              SPECIALIZED CONSUMER SERVICES (0.0%)
     84,072   H&R Block, Inc. (g)                                                   1,407
                                                                             ------------
              SPECIALTY STORES (0.2%)
    198,046   Staples, Inc.                                                         3,846
     34,523   Tiffany & Co.                                                         2,121
                                                                             ------------
                                                                                    5,967
                                                                             ------------
              TIRES & RUBBER (0.0%)
     66,250   Goodyear Tire & Rubber Co. *                                            992
                                                                             ------------
              Total Consumer Discretionary                                        345,773
                                                                             ------------
              CONSUMER STAPLES (9.9%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
    174,820   Archer-Daniels-Midland Co.                                            6,295
                                                                             ------------
              BREWERS (0.0%)
     43,325   Molson Coors Brewing Co. "B"                                          2,031
                                                                             ------------
              DISTILLERS & VINTNERS (0.1%)
     28,451   Brown-Forman Corp. "B" (g)                                            1,943
     48,646   Constellation Brands, Inc. "A" *                                        987
                                                                             ------------
                                                                                    2,930
                                                                             ------------
              DRUG RETAIL (0.7%)
    376,753   CVS Caremark Corp.                                                   12,930
    253,505   Walgreen Co.                                                         10,176
                                                                             ------------
                                                                                   23,106
                                                                             ------------
              FOOD DISTRIBUTORS (0.1%)
    160,351   Sysco Corp.                                                           4,442
                                                                             ------------
              FOOD RETAIL (0.3%)
    174,577   Kroger Co.                                                            4,185
    101,871   Safeway, Inc.                                                         2,398
     57,340   SUPERVALU, Inc. (g)                                                     512
     40,067   Whole Foods Market, Inc.                                              2,640
                                                                             ------------
                                                                                    9,735
                                                                             ------------
              HOUSEHOLD PRODUCTS (2.0%)
     38,332   Clorox Co.                                                            2,686
    135,246   Colgate-Palmolive Co.                                                10,923
    111,926   Kimberly-Clark Corp.                                                  7,305
    766,721   Procter & Gamble Co.                                                 47,230
                                                                             ------------
                                                                                   68,144
                                                                             ------------
              HYPERMARKETS & SUPER CENTERS (1.1%)
    120,671   Costco Wholesale Corp.                                                8,848
    536,994   Wal-Mart Stores, Inc. (f)                                            27,950
                                                                             ------------
                                                                                   36,798
                                                                             ------------
              PACKAGED FOODS & MEAT (1.4%)
     48,136   Campbell Soup Co.                                                     1,594
    120,196   ConAgra Foods, Inc.                                                   2,855
     48,600   Dean Foods Co. *                                                        486
    175,547   General Mills, Inc.                                                   6,416
     88,086   H.J. Heinz Co.                                                        4,300
     42,346   Hershey Co.                                                           2,302
     37,946   Hormel Foods Corp.                                                    1,056

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     32,825   J.M. Smucker Co.                                               $      2,343
     69,879   Kellogg Co.                                                           3,772
    478,491   Kraft Foods, Inc. "A" (g)                                            15,006
     36,345   McCormick & Co., Inc.                                                 1,738
     55,981   Mead Johnson Nutrition Co.                                            3,243
    174,533   Sara Lee Corp.                                                        3,084
     81,200   Tyson Foods, Inc. "A"                                                 1,558
                                                                             ------------
                                                                                   49,753
                                                                             ------------
              PERSONAL PRODUCTS (0.2%)
    117,169   Avon Products, Inc.                                                   3,168
     30,930   Estee Lauder Companies, Inc. "A"                                      2,981
                                                                             ------------
                                                                                    6,149
                                                                             ------------
              SOFT DRINKS (2.2%)
    627,868   Coca-Cola Co.                                                        41,659
     92,226   Coca-Cola Enterprises, Inc.                                           2,517
     62,077   Dr Pepper Snapple Group, Inc.                                         2,307
    434,262   PepsiCo, Inc.                                                        27,971
                                                                             ------------
                                                                                   74,454
                                                                             ------------
              TOBACCO (1.6%)
    571,739   Altria Group, Inc.                                                   14,883
     41,008   Lorillard, Inc.                                                       3,896
    492,257   Philip Morris International, Inc.                                    32,307
     92,491   Reynolds American, Inc.                                               3,286
                                                                             ------------
                                                                                   54,372
                                                                             ------------
              Total Consumer Staples                                              338,209
                                                                             ------------
              ENERGY (12.8%)
              --------------
              COAL & CONSUMABLE FUELS (0.3%)
     61,733   CONSOL Energy, Inc.                                                   3,311
     27,859   Massey Energy Co.                                                     1,904
     73,844   Peabody Energy Corp.                                                  5,314
                                                                             ------------
                                                                                   10,529
                                                                             ------------
              INTEGRATED OIL & GAS (7.3%)
    551,393   Chevron Corp.                                                        59,236
    395,501   ConocoPhillips                                                       31,585
  1,361,975   Exxon Mobil Corp. (f)                                               114,583
     82,110   Hess Corp.                                                            6,997
    194,564   Marathon Oil Corp.                                                   10,372
     52,657   Murphy Oil Corp.                                                      3,866
    222,623   Occidental Petroleum Corp.                                           23,262
                                                                             ------------
                                                                                  249,901
                                                                             ------------
              OIL & GAS DRILLING (0.3%)
     19,100   Diamond Offshore Drilling, Inc.                                       1,484
     29,116   Helmerich & Payne, Inc.                                               2,000
     78,027   Nabors Industries Ltd. *                                              2,371
     70,056   Noble Corp.                                                           3,196
     34,497   Rowan Companies, Inc. *                                               1,524
                                                                             ------------
                                                                                   10,575
                                                                             ------------
              OIL & GAS EQUIPMENT & SERVICES (2.1%)
    120,361   Baker Hughes, Inc.                                                    8,838
     66,401   Cameron International Corp. *                                         3,791
     32,766   FMC Technologies, Inc. *                                              3,096
    252,441   Halliburton Co.                                                      12,582
    114,861   National Oilwell Varco, Inc.                                          9,105
    373,713   Schlumberger Ltd.                                                    34,852
                                                                             ------------
                                                                                   72,264
                                                                             ------------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    135,627   Anadarko Petroleum Corp.                                             11,111
    104,698   Apache Corp.                                                         13,707
     28,199   Cabot Oil & Gas Corp.                                                 1,494
    179,058   Chesapeake Energy Corp.                                               6,002
    109,005   Denbury Resources, Inc. *                                             2,660
    116,619   Devon Energy Corp.                                                   10,702
     73,480   EOG Resources, Inc.                                                   8,708
     40,665   EQT Corp.                                                             2,029
     36,692   Newfield Exploration Co. *                                            2,789
     47,952   Noble Energy, Inc.                                                    4,634
     31,680   Pioneer Natural Resources Co.                                         3,229

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     47,905   QEP Resources, Inc.                                            $      1,942
     43,683   Range Resources Corp.                                                 2,554
     94,863   Southwestern Energy Co. *                                             4,076
                                                                             ------------
                                                                                   75,637
                                                                             ------------
              OIL & GAS REFINING & MARKETING (0.2%)
     32,885   Sunoco, Inc.                                                          1,499
     38,530   Tesoro Corp. *                                                        1,034
    154,678   Valero Energy Corp.                                                   4,612
                                                                             ------------
                                                                                    7,145
                                                                             ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    192,170   El Paso Corp.                                                         3,459
    177,575   Spectra Energy Corp.                                                  4,826
    159,702   Williams Companies, Inc.                                              4,980
                                                                                   13,265
                                                                             ------------
              Total Energy                                                        439,316
                                                                             ------------
              FINANCIALS (15.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
     67,895   Ameriprise Financial, Inc.                                            4,147
    340,003   Bank of New York Mellon Corp., Inc.                                  10,156
     25,293   Federated Investors, Inc. "B" (g)                                       676
     39,909   Franklin Resources, Inc.                                              4,992
    126,383   Invesco Ltd.                                                          3,230
     49,574   Janus Capital Group, Inc.                                               618
     41,746   Legg Mason, Inc.                                                      1,507
     65,600   Northern Trust Corp. (c)                                              3,329
    137,464   State Street Corp.                                                    6,178
     70,233   T. Rowe Price Group, Inc.                                             4,665
                                                                             ------------
                                                                                   39,498
                                                                             ------------
              CONSUMER FINANCE (0.7%)
    286,870   American Express Co.                                                 12,966
    125,126   Capital One Financial Corp.                                           6,502
    148,920   Discover Financial Services                                           3,592
    144,250   SLM Corp. *                                                           2,207
                                                                             ------------
                                                                                   25,267
                                                                             ------------
              DIVERSIFIED BANKS (1.8%)
     48,388   Comerica, Inc.                                                        1,777
    525,532   U.S. Bancorp                                                         13,890
  1,445,992   Wells Fargo & Co.                                                    45,838
                                                                             ------------
                                                                                   61,505
                                                                             ------------
              INSURANCE BROKERS (0.3%)
     90,558   Aon Corp.                                                             4,796
    148,973   Marsh & McLennan Companies, Inc.                                      4,441
                                                                             ------------
                                                                                    9,237
                                                                             ------------
              INVESTMENT BANKING & BROKERAGE (1.2%)
    280,067   Charles Schwab Corp.                                                  5,050
     64,335   E*TRADE Financial Corp. *                                             1,005
    142,785   Goldman Sachs Group, Inc.                                            22,627
    424,986   Morgan Stanley                                                       11,611
                                                                             ------------
                                                                                   40,293
                                                                             ------------
              LIFE & HEALTH INSURANCE (1.1%)
    129,090   AFLAC, Inc.                                                           6,813
     86,524   Lincoln National Corp.                                                2,599
    288,456   MetLife, Inc.                                                        12,903
     87,498   Principal Financial Group, Inc.                                       2,810
    132,952   Prudential Financial, Inc.                                            8,187
     22,063   Torchmark Corp.                                                       1,467
     86,894   Unum Group                                                            2,281
                                                                             ------------
                                                                                   37,060
                                                                             ------------
              MULTI-LINE INSURANCE (0.3%)
     38,138   American International Group, Inc. (g)*                               1,340
     28,958   Assurant, Inc.                                                        1,115
    133,363   Genworth Financial, Inc. "A" *                                        1,795
    121,376   Hartford Financial Services Group, Inc.                               3,269
     86,890   Loews Corp.                                                           3,744
                                                                             ------------
                                                                                   11,263
                                                                             ------------

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              MULTI-SECTOR HOLDINGS (0.1%)
     53,806   Leucadia National Corp.                                        $      2,020
                                                                             ------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.6%)
  2,779,859   Bank of America Corp. (f)                                            37,056
  7,988,867   Citigroup, Inc. (f)*                                                 35,311
  1,093,065   JPMorgan Chase & Co.                                                 50,390
                                                                             ------------
                                                                                  122,757
                                                                             ------------
              PROPERTY & CASUALTY INSURANCE (2.0%)
     93,036   ACE Ltd.                                                              6,019
    147,381   Allstate Corp.                                                        4,684
    473,983   Berkshire Hathaway, Inc. "B" *                                       39,639
     79,068   Chubb Corp.                                                           4,848
     44,978   Cincinnati Financial Corp.                                            1,475
    181,247   Progressive Corp.                                                     3,830
    118,965   Travelers Companies, Inc.                                             7,076
     87,989   XL Group plc                                                          2,165
                                                                             ------------
                                                                                   69,736
                                                                             ------------
              REAL ESTATE SERVICES (0.1%)
     79,370   CB Richard Ellis Group, Inc. "A" *                                    2,119
                                                                             ------------
              REGIONAL BANKS (1.0%)
    190,030   BB&T Corp.                                                            5,216
    251,225   Fifth Third Bancorp                                                   3,487
     78,363   First Horizon National Corp. (g)                                        879
    236,369   Huntington Bancshares, Inc.                                           1,570
    250,031   KeyCorp                                                               2,220
     32,805   M&T Bank Corp.                                                        2,902
    143,222   Marshall & Ilsley Corp.                                               1,144
    144,123   PNC Financial Services Group, Inc.                                    9,078
    342,916   Regions Financial Corp.                                               2,490
    142,005   SunTrust Banks, Inc.                                                  4,095
     48,486   Zions Bancorp                                                         1,118
                                                                             ------------
                                                                                   34,199
                                                                             ------------
              REITs - DIVERSIFIED (0.1%)
     44,549   Vornado Realty Trust                                                  3,898
                                                                             ------------
              REITs - INDUSTRIAL (0.1%)
    154,976   ProLogis                                                              2,476
                                                                             ------------
              REITs - OFFICE (0.1%)
     38,388   Boston Properties, Inc.                                               3,641
                                                                             ------------
              REITs - RESIDENTIAL (0.2%)
     31,540   Apartment Investment & Management Co. "A"                               803
     23,370   AvalonBay Communities, Inc.                                           2,806
     80,687   Equity Residential Properties Trust                                   4,552
                                                                             ------------
                                                                                    8,161
                                                                             ------------
              REITs - RETAIL (0.3%)
    110,600   Kimco Realty Corp.                                                    2,028
     81,700   Simon Property Group, Inc.                                            8,755
                                                                             ------------
                                                                                   10,783
                                                                             ------------
              REITs - SPECIALIZED (0.6%)
    109,997   HCP, Inc.                                                             4,174
     49,519   Health Care REIT, Inc.                                                2,597
    190,015   Host Hotels & Resorts, Inc.                                           3,346
     44,675   Plum Creek Timber Co., Inc.                                           1,948
     38,400   Public Storage                                                        4,259
     45,988   Ventas, Inc.                                                          2,497
    146,352   Weyerhaeuser Co.                                                      3,600
                                                                             ------------
                                                                                   22,421
                                                                             ------------
              SPECIALIZED FINANCE (0.4%)
     18,371   CME Group, Inc.                                                       5,540
     20,060   IntercontinentalExchange, Inc. *                                      2,478
     55,630   Moody's Corp.                                                         1,887
     38,623   Nasdaq OMX Group, Inc. *                                                998
     71,514   NYSE Euronext                                                         2,515
                                                                             ------------
                                                                                   13,418
                                                                             ------------

PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    146,005   Hudson City Bancorp, Inc.                                      $      1,413
    102,319   People's United Financial, Inc.                                       1,287
                                                                             ------------
                                                                                    2,700
                                                                             ------------
              Total Financials                                                    522,452
                                                                             ------------
              HEALTH CARE (10.7%)
              -------------------
              BIOTECHNOLOGY (1.2%)
    254,453   Amgen, Inc. *                                                        13,601
     67,222   Biogen Idec, Inc. *                                                   4,933
    128,703   Celgene Corp. *                                                       7,404
     20,527   Cephalon, Inc. (g)*                                                   1,556
     70,711   Genzyme Corp. *                                                       5,385
    217,421   Gilead Sciences, Inc. *                                               9,227
                                                                             ------------
                                                                                   42,106
                                                                             ------------
              HEALTH CARE DISTRIBUTORS (0.4%)
     73,626   AmerisourceBergen Corp.                                               2,913
     94,151   Cardinal Health, Inc.                                                 3,872
     70,263   McKesson Corp.                                                        5,554
     26,424   Patterson Companies, Inc.                                               851
                                                                             ------------
                                                                                   13,190
                                                                             ------------
              HEALTH CARE EQUIPMENT (1.8%)
    159,520   Baxter International, Inc.                                            8,577
     60,210   Becton, Dickinson & Co.                                               4,794
    414,431   Boston Scientific Corp. *                                             2,980
     23,280   C.R. Bard, Inc.                                                       2,312
     60,835   Carefusion Corp. *                                                    1,716
    134,313   Covidien plc                                                          6,976
     31,499   Edwards Lifesciences Corp. *                                          2,740
     10,735   Intuitive Surgical, Inc. *                                            3,580
    291,672   Medtronic, Inc.                                                      11,477
     89,776   St. Jude Medical, Inc.                                                4,602
     93,420   Stryker Corp.                                                         5,680
     32,535   Varian Medical Systems, Inc. *                                        2,201
     53,993   Zimmer Holdings, Inc. *                                               3,268
                                                                             ------------
                                                                                   60,903
                                                                             ------------
              HEALTH CARE FACILITIES (0.0%)
    132,149   Tenet Healthcare Corp. *                                                984
                                                                             ------------
              HEALTH CARE SERVICES (0.6%)
     26,687   DaVita, Inc. *                                                        2,282
    144,295   Express Scripts, Inc. *                                               8,024
     27,942   Laboratory Corp. of America Holdings *                                2,574
    110,974   Medco Health Solutions, Inc. *                                        6,233
     42,589   Quest Diagnostics, Inc.                                               2,458
                                                                             ------------
                                                                                   21,571
                                                                             ------------
              HEALTH CARE SUPPLIES (0.0%)
     38,864   DENTSPLY International, Inc.                                          1,437
                                                                             ------------
              HEALTH CARE TECHNOLOGY (0.1%)
     19,513   Cerner Corp. *                                                        2,170
                                                                             ------------
              LIFE SCIENCES TOOLS & SERVICES (0.5%)
     94,769   Agilent Technologies, Inc. *                                          4,244
     50,935   Life Technologies Corp. *                                             2,670
     32,155   PerkinElmer, Inc.                                                       845
    105,990   Thermo Fisher Scientific, Inc. *                                      5,888
     24,956   Waters Corp. *                                                        2,168
                                                                             ------------
                                                                                   15,815
                                                                             ------------
              MANAGED HEALTH CARE (1.0%)
    105,056   Aetna, Inc.                                                           3,932
     74,168   CIGNA Corp.                                                           3,284
     40,387   Coventry Health Care, Inc. *                                          1,288
     46,046   Humana, Inc. *                                                        3,221
    301,163   UnitedHealth Group, Inc.                                             13,613
    102,915   WellPoint, Inc.                                                       7,182
                                                                             ------------
                                                                                   32,520
                                                                             ------------

              PHARMACEUTICALS (5.1%)


PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------

    423,159   Abbott Laboratories (g)                                        $     20,756
     83,853   Allergan, Inc.                                                        5,955
    466,495   Bristol-Myers Squibb Co.                                             12,329
    280,025   Eli Lilly and Co.                                                     9,848
     81,131   Forest Laboratories, Inc. *                                           2,621
     45,742   Hospira, Inc. *                                                       2,525
    748,464   Johnson & Johnson                                                    44,347
    846,290   Merck & Co., Inc.                                                    27,936
    123,800   Mylan, Inc. *                                                         2,807
  2,196,562   Pfizer, Inc. (f)                                                     44,612
     33,337   Watson Pharmaceuticals, Inc. *                                        1,867
                                                                             ------------
                                                                                  175,603
                                                                             ------------
              Total Health Care                                                   366,299
                                                                             ------------
              INDUSTRIALS (10.9%)
              -------------------
              AEROSPACE & DEFENSE (2.7%)
    203,127   Boeing Co.                                                           15,017
    101,486   General Dynamics Corp.                                                7,770
     34,267   Goodrich Corp.                                                        2,931
    216,423   Honeywell International, Inc.                                        12,923
        667   Huntington Ingalls Industries, Inc. *                                    28
     50,315   ITT Corp.                                                             3,021
     31,020   L-3 Communications Holdings, Inc.                                     2,429
     78,012   Lockheed Martin Corp.                                                 6,272
     80,078   Northrop Grumman Corp.                                                5,022
     38,998   Precision Castparts Corp.                                             5,740
     99,910   Raytheon Co.                                                          5,082
     42,862   Rockwell Collins, Inc.                                                2,779
     74,859   Textron, Inc.                                                         2,050
    253,063   United Technologies Corp.                                            21,422
                                                                             ------------
                                                                                   92,486
                                                                             ------------
              AIR FREIGHT & LOGISTICS (1.0%)
     45,512   C.H. Robinson Worldwide, Inc.                                         3,374
     58,086   Expeditors International of Washington, Inc.                          2,913
     86,181   FedEx Corp.                                                           8,062
    271,048   United Parcel Service, Inc. "B"                                      20,144
                                                                             ------------
                                                                                   34,493
                                                                             ------------
              AIRLINES (0.1%)
    203,480   Southwest Airlines Co.                                                2,570
                                                                             ------------
              BUILDING PRODUCTS (0.0%)
     97,797   Masco Corp.                                                           1,361
                                                                             ------------
              COMMERCIAL PRINTING (0.0%)
     56,256   R.R. Donnelley & Sons Co.                                             1,064
                                                                             ------------
              CONSTRUCTION & ENGINEERING (0.2%)
     48,909   Fluor Corp.                                                           3,602
     34,506   Jacobs Engineering Group, Inc. *                                      1,775
     58,931   Quanta Services, Inc. *                                               1,322
                                                                             ------------
                                                                                    6,699
                                                                             ------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
    175,911   Caterpillar, Inc.                                                    19,588
     54,089   Cummins, Inc.                                                         5,929
    116,119   Deere & Co.                                                          11,251
     28,269   Joy Global, Inc.                                                      2,793
     99,931   PACCAR, Inc.                                                          5,231
                                                                             ------------
                                                                                   44,792
                                                                             ------------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
     34,883   Cintas Corp.                                                          1,056
     54,557   Iron Mountain, Inc.                                                   1,704
                                                                             ------------
                                                                                    2,760
                                                                             ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    206,300   Emerson Electric Co.                                                 12,054
     38,824   Rockwell Automation, Inc.                                             3,675
     25,972   Roper Industries, Inc.                                                2,245
                                                                             ------------
                                                                                   17,974
                                                                             ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     84,111   Republic Services, Inc.                                               2,527

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     23,402   Stericycle, Inc. *                                             $      2,075
    130,509   Waste Management, Inc.                                                4,873
                                                                             ------------
                                                                                    9,475
                                                                             ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     40,182   Robert Half International, Inc.                                       1,230
                                                                             ------------
              INDUSTRIAL CONGLOMERATES (2.4%)
    195,979   3M Co.                                                               18,324
  2,910,131   General Electric Co.                                                 58,348
    130,652   Tyco International Ltd.                                               5,850
                                                                             ------------
                                                                                   82,522
                                                                             ------------
              INDUSTRIAL MACHINERY (1.1%)
    149,990   Danaher Corp.                                                         7,784
     51,135   Dover Corp.                                                           3,362
     95,128   Eaton Corp.                                                           5,274
     15,241   Flowserve Corp.                                                       1,963
    135,931   Illinois Tool Works, Inc.                                             7,302
     92,112   Ingersoll-Rand plc                                                    4,450
     31,470   Pall Corp.                                                            1,813
     44,139   Parker-Hannifin Corp.                                                 4,179
     15,966   Snap-On, Inc.                                                           959
                                                                             ------------
                                                                                   37,086
                                                                             ------------
              OFFICE SERVICES & SUPPLIES (0.1%)
     29,561   Avery Dennison Corp.                                                  1,240
     56,263   Pitney Bowes, Inc.                                                    1,446
                                                                             ------------
                                                                                    2,686
                                                                             ------------
              RAILROADS (0.8%)
    102,392   CSX Corp.                                                             8,048
     97,237   Norfolk Southern Corp.                                                6,735
    135,074   Union Pacific Corp.                                                  13,282
                                                                             ------------
                                                                                   28,065
                                                                             ------------
              RESEARCH & CONSULTING SERVICES (0.1%)
     13,804   Dun & Bradstreet Corp.                                                1,108
     33,836   Equifax, Inc.                                                         1,314
                                                                             ------------
                                                                                    2,422
                                                                             ------------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     40,399   Fastenal Co. (g)                                                      2,619
     15,968   W.W. Grainger, Inc.                                                   2,199
                                                                             ------------
                                                                                    4,818
                                                                             ------------
              TRUCKING (0.0%)
     14,146   Ryder System, Inc.                                                      716
                                                                             ------------
              Total Industrials                                                   373,219
                                                                             ------------
              INFORMATION TECHNOLOGY (17.5%)
              ------------------------------
              APPLICATION SOFTWARE (0.6%)
    139,042   Adobe Systems, Inc. *                                                 4,611
     62,161   Autodesk, Inc. *                                                      2,742
     51,307   Citrix Systems, Inc. *                                                3,769
     59,275   Compuware Corp. *                                                       684
     76,495   Intuit, Inc. *                                                        4,062
     32,311   salesforce.com, Inc. *                                                4,316
                                                                             ------------
                                                                                   20,184
                                                                             ------------
              COMMUNICATIONS EQUIPMENT (2.0%)
  1,517,735   Cisco Systems, Inc.                                                  26,029
     22,161   F5 Networks, Inc. *                                                   2,273
     35,318   Harris Corp.                                                          1,752
     60,347   JDS Uniphase Corp. *                                                  1,258
    148,013   Juniper Networks, Inc. *                                              6,228
     80,295   Motorola Mobility Holdings, Inc. *                                    1,959
     91,765   Motorola Solutions, Inc. *                                            4,101
    451,896   QUALCOMM, Inc.                                                       24,778
    100,212   Tellabs, Inc.                                                           525
                                                                             ------------
                                                                                   68,903
                                                                             ------------
              COMPUTER HARDWARE (3.5%)
    252,728   Apple, Inc. (f) *                                                    88,063

PORTFOLIO OF INVESTMENTS (cotinued)                                           10
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    459,872   Dell, Inc. *                                                   $      6,673
    597,000   Hewlett-Packard Co.                                                  24,459
                                                                             ------------
                                                                                  119,195
                                                                             ------------
              COMPUTER STORAGE & PERIPHERALS (0.8%)
    570,059   EMC Corp. *                                                          15,135
     21,314   Lexmark International, Inc. "A" *                                       789
    102,078   NetApp, Inc. *                                                        4,918
     64,132   SanDisk Corp. *                                                       2,956
     62,805   Western Digital Corp. *                                               2,342
                                                                             ------------
                                                                                   26,140
                                                                             ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    135,347   Automatic Data Processing, Inc.                                       6,945
     42,338   Computer Sciences Corp.                                               2,063
     72,555   Fidelity National Information Services, Inc.                          2,372
     40,808   Fiserv, Inc. *                                                        2,560
     26,519   MasterCard, Inc. "A"                                                  6,675
     88,306   Paychex, Inc.                                                         2,769
     44,400   Total System Services, Inc.                                             800
    133,464   Visa, Inc. "A"                                                        9,826
    179,546   Western Union Co.                                                     3,729
                                                                             ------------
                                                                                   37,739
                                                                             ------------
              ELECTRONIC COMPONENTS (0.3%)
     47,762   Amphenol Corp. "A"                                                    2,598
    427,822   Corning, Inc.                                                         8,826
                                                                             ------------
                                                                                   11,424
                                                                             ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     43,336   FLIR Systems, Inc.                                                    1,500
                                                                             ------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     53,276   Jabil Circuit, Inc.                                                   1,088
     37,814   Molex, Inc.                                                             950
                                                                             ------------
                                                                                    2,038
                                                                             ------------
              HOME ENTERTAINMENT SOFTWARE (0.0%)
     90,436   Electronic Arts, Inc. *                                               1,766
                                                                             ------------
              INTERNET SOFTWARE & SERVICES (1.8%)
     54,039   Akamai Technologies, Inc. *                                           2,053
    314,136   eBay, Inc. *                                                          9,751
     68,737   Google, Inc. "A" *                                                   40,294
     35,209   Monster Worldwide, Inc. *                                               560
     47,272   VeriSign, Inc.                                                        1,712
    356,934   Yahoo!, Inc. *                                                        5,943
                                                                             ------------
                                                                                   60,313
                                                                             ------------
              IT CONSULTING & OTHER SERVICES (1.9%)
     83,043   Cognizant Technology Solutions Corp. "A" *                            6,760
    333,979   International Business Machines Corp.                                54,462
     80,161   SAIC, Inc. *                                                          1,356
     45,701   Teradata Corp. *                                                      2,317
                                                                             ------------
                                                                                   64,895
                                                                             ------------
              OFFICE ELECTRONICS (0.1%)
    379,665   Xerox Corp.                                                           4,043
                                                                             ------------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    366,253   Applied Materials, Inc.                                               5,721
     45,789   KLA-Tencor Corp.                                                      2,169
     61,822   MEMC Electronic Materials, Inc. *                                       801
     24,633   Novellus Systems, Inc. *                                                915
     49,362   Teradyne, Inc. *                                                        879
                                                                             ------------
                                                                                   10,485
                                                                             ------------
              SEMICONDUCTORS (2.1%)
    156,127   Advanced Micro Devices, Inc. (g)*                                     1,343
     89,240   Altera Corp.                                                          3,928
     81,874   Analog Devices, Inc.                                                  3,224
    131,581   Broadcom Corp. "A" *                                                  5,182
     14,766   First Solar, Inc. *                                                   2,375
  1,504,536   Intel Corp.                                                          30,346
     62,074   Linear Technology Corp.                                               2,088

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    167,849   LSI Corp. *                                                    $      1,141
     51,425   Microchip Technology, Inc. (g)                                        1,955
    234,166   Micron Technology, Inc. *                                             2,684
     65,822   National Semiconductor Corp.                                            944
    158,576   NVIDIA Corp. *                                                        2,927
    321,562   Texas Instruments, Inc.                                              11,113
     71,138   Xilinx, Inc. (g)                                                      2,333
                                                                             ------------
                                                                                   71,583
                                                                             ------------
              SYSTEMS SOFTWARE (2.9%)
     48,638   BMC Software, Inc. *                                                  2,419
    105,097   CA, Inc.                                                              2,541
  2,028,008   Microsoft Corp. (f)                                                  51,431
     94,965   Novell, Inc. *                                                          563
  1,067,591   Oracle Corp.                                                         35,626
     51,974   Red Hat, Inc. *                                                       2,359
    212,254   Symantec Corp. *                                                      3,935
                                                                             ------------
                                                                                   98,874
                                                                             ------------
              Total Information Technology                                        599,082
                                                                             ------------
              MATERIALS (3.6%)
              ----------------
              ALUMINUM (0.2%)
    297,444   Alcoa, Inc.                                                           5,250
                                                                             ------------
              CONSTRUCTION MATERIALS (0.0%)
     35,189   Vulcan Materials Co.                                                  1,605
                                                                             ------------
              DIVERSIFIED CHEMICALS (1.0%)
    321,996   Dow Chemical Co.                                                     12,155
    253,227   E.I. du Pont de Nemours & Co.                                        13,920
     19,705   Eastman Chemical Co.                                                  1,957
     19,793   FMC Corp.                                                             1,681
     44,742   PPG Industries, Inc.                                                  4,260
                                                                             ------------
                                                                                   33,973
                                                                             ------------
              DIVERSIFIED METALS & MINING (0.4%)
    260,779   Freeport-McMoRan Copper & Gold, Inc.                                 14,486
     24,452   Titanium Metals Corp. *                                                 454
                                                                             ------------
                                                                                   14,940
                                                                             ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     19,433   CF Industries Holdings, Inc.                                          2,658
    146,786   Monsanto Co.                                                         10,607
                                                                             ------------
                                                                                   13,265
                                                                             ------------
              GOLD (0.2%)
    134,896   Newmont Mining Corp.                                                  7,363
                                                                             ------------
              INDUSTRIAL GASES (0.4%)
     58,744   Air Products & Chemicals, Inc.                                        5,298
     20,376   Airgas, Inc.                                                          1,353
     82,471   Praxair, Inc.                                                         8,379
                                                                             ------------
                                                                                   15,030
                                                                             ------------
              METAL & GLASS CONTAINERS (0.1%)
     44,535   Ball Corp.                                                            1,597
     44,831   Owens-Illinois, Inc. *                                                1,353
                                                                             ------------
                                                                                    2,950
                                                                             ------------
              PAPER PACKAGING (0.1%)
     29,757   Bemis Co., Inc.                                                         976
     43,687   Sealed Air Corp.                                                      1,165
                                                                             ------------
                                                                                    2,141
                                                                             ------------
              PAPER PRODUCTS (0.1%)
    119,592   International Paper Co.                                               3,609
     45,889   MeadWestvaco Corp.                                                    1,392
                                                                             ------------
                                                                                    5,001
                                                                             ------------
              SPECIALTY CHEMICALS (0.3%)
     63,643   Ecolab, Inc.                                                          3,247
     21,990   International Flavors & Fragrances, Inc.                              1,370
     24,592   Sherwin-Williams Co.                                                  2,066
     33,224   Sigma-Aldrich Corp.                                                   2,114
                                                                             ------------
                                                                                    8,797
                                                                             ------------

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              STEEL (0.4%)
     29,699   AK Steel Holding Corp.                                         $        469
     26,908   Allegheny Technologies, Inc.                                          1,822
     37,076   Cliffs Natural Resources, Inc.                                        3,644
     86,635   Nucor Corp.                                                           3,987
     39,270   United States Steel Corp. (g)                                         2,118
                                                                             ------------
                                                                                   12,040
                                                                             ------------
              Total Materials                                                     122,355
                                                                             ------------
              TELECOMMUNICATION SERVICES (2.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
  1,618,907   AT&T, Inc. (f)                                                       49,538
     83,239   CenturyLink, Inc.                                                     3,459
    271,617   Frontier Communications Corp.                                         2,233
    475,694   Qwest Communications International, Inc.                              3,249
    774,217   Verizon Communications, Inc.                                         29,838
    144,437   Windstream Corp.                                                      1,859
                                                                             ------------
                                                                                   90,176
                                                                             ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    109,506   American Tower Corp. "A" *                                            5,675
     71,312   MetroPCS Communications, Inc. *                                       1,158
    815,146   Sprint Nextel Corp. *                                                 3,782
                                                                             ------------
                                                                                   10,615
                                                                             ------------
              Total Telecommunication Services                                    100,791
                                                                             ------------
              UTILITIES (3.1%)
              ----------------
              ELECTRIC UTILITIES (1.4%)
    131,679   American Electric Power Co., Inc.                                     4,627
     89,409   Edison International                                                  3,272
     49,680   Entergy Corp.                                                         3,339
    181,232   Exelon Corp.                                                          7,474
    114,344   FirstEnergy Corp.                                                     4,241
    116,772   NextEra Energy, Inc.                                                  6,436
     48,139   Northeast Utilities                                                   1,666
     60,967   Pepco Holdings, Inc.                                                  1,137
     29,770   Pinnacle West Capital Corp.                                           1,274
    132,348   PPL Corp.                                                             3,348
     80,453   Progress Energy, Inc.                                                 3,712
    233,954   Southern Co.                                                          8,916
                                                                             ------------
                                                                                   49,442
                                                                             ------------
              GAS UTILITIES (0.1%)
     12,289   Nicor, Inc.                                                             660
     29,161   ONEOK, Inc.                                                           1,950
                                                                             ------------
                                                                                    2,610
                                                                             ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    179,882   AES Corp. *                                                           2,338
     54,705   Constellation Energy Group, Inc.                                      1,703
     67,312   NRG Energy, Inc. *                                                    1,450
                                                                             ------------
                                                                                    5,491
                                                                             ------------
              MULTI-UTILITIES (1.4%)
     65,562   Ameren Corp.                                                          1,840
    115,294   CenterPoint Energy, Inc.                                              2,025
     66,745   CMS Energy Corp.                                                      1,311
     79,732   Consolidated Edison, Inc.                                             4,044
    159,035   Dominion Resources, Inc.                                              7,109
     46,378   DTE Energy Co.                                                        2,271
    362,738   Duke Energy Corp.                                                     6,584
     21,156   Integrys Energy Group, Inc.                                           1,069
     75,418   NiSource, Inc.                                                        1,446
    110,980   PG&E Corp.                                                            4,903
    138,529   Public Service Enterprise Group, Inc.                                 4,365
     31,169   SCANA Corp.                                                           1,227
     65,659   Sempra Energy                                                         3,513
     58,766   TECO Energy, Inc.                                                     1,102
     64,222   Wisconsin Energy Corp.                                                1,959
    132,931   Xcel Energy, Inc.                                                     3,176


PORTFOLIO OF INVESTMENTS (continued)                                          13
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
                                                                             ------------
                                                                                   47,944
                                                                             ------------
              Total Utilities                                                $    105,487
                                                                             ------------
              Total Common Stocks (cost: $2,689,571)                            3,312,983
                                                                             ------------
              MONEY MARKET INSTRUMENTS (3.2%)

              MONEY MARKET FUND (3.0%)
              ------------------------
102,707,611   Northern Institutional Funds - Diversified Assets
                Portfolio, 0.03% (a),(d)                                          102,708
                                                                             ------------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.2%)
              --------------------------
$     8,175   0.16%, 5/5/2011 (b),(e)                                               8,174
                                                                             ------------
              Total Money Market Instruments (cost: $110,882)                     110,882
                                                                             ------------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (1.0%)

              MONEY MARKET FUNDS (0.9%)
    513,498   AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 0.16% (a)                                                  513
     40,690   BlackRock Liquidity Funds TempFund, 0.15% (a)                            41
 28,649,847   Fidelity Institutional Money Market Portfolio, 0.21% (a)             28,650
                                                                             ------------
              Total Money Market Funds                                             29,204
                                                                             ------------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (0.1%)
$     2,187   Credit Suisse First Boston LLC, 0.14%, acquired on
                 3/31/2011 and due 4/01/2011 at $2,187 (collateralized by
                 $2,385 of Federal Home Loan Bank(h), 3.63%-3.70%,
                 due 9/27/2023-9/22/2025; combined market value $2,234)             2,187
      1,920   Deutsche Bank Securities, Inc., 0.15%, acquired on
                 3/31/2011 and due 4/01/2011 at $1,920 (collateralized by
                 $1,834 of Fannie Mae(h), 4.38%, due 3/15/2013;
                 market value $1,959)                                               1,920
                                                                             ------------
              Total Repurchase Agreements                                           4,107
                                                                             ------------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $33,311)                            33,311
                                                                             ------------

              TOTAL INVESTMENT (COST: $2,833,764)                            $  3,457,176
                                                                             ============

PORTFOLIO OF INVESTMENTS (continued)                                          14
USAA S&P 500 INDEX FUND
March 31, 2011 (unaudited)
($ IN 000s)


($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                          (LEVEL 1)
                                        QUOTED PRICES        (LEVEL 2)
                                          IN ACTIVE            OTHER            (LEVEL 3)
                                           MARKETS          SIGNIFICANT        SIGNIFICANT
                                        FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
                                           ASSETS             INPUTS             INPUTS                  TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $   3,312,983       $         -       $          -       $   3,312,983
Money Market Instruments:
  Money Market Fund                           102,708                 -                  -             102,708
  U.S. Treasury Bills                               -             8,174                  -               8,174
Short-Term Investments Purchased
with Cash Collateral from Securities
Loaned:
  Money Market Fund                            29,204                 -                  -              29,204
  Repurchase Agreements                             -             4,107                  -               4,107
Other financial instruments*                    1,148                 -                  -               1,148
--------------------------------------------------------------------------------------------------------------
Total                                   $   3,446,043       $    12,281       $          -       $   3,458,324
--------------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these

================================================================================

15  | USAA S&P 500 Index Fund

================================================================================

securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, and U.S. Treasury bills valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures

================================================================================

                                           Notes to Portfoli of Investments | 16

================================================================================

contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of March 31, 2011, was approximately $32,137,000. This amount excludes $1,210,000 of securities on loan which were sold prior to March 31, 2011.

F. As of March 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2011, were $1,038,719,000 and $415,307,000, respectively, resulting in net unrealized appreciation of $623,412,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,425,341,000 at March 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

17  | USAA S&P 500 Index Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2011.

(b) Zero-coupon security. Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $8,174,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2011, as shown in the following table:

                                                                        Value at
                                                                        March 31,       Unrealized
Type of Future            Expiration       Contracts     Position         2011         Appreciation
---------------------------------------------------------------------------------------------------
S&P 500 Index Futures    June 16, 2011        339          Long       $111,955,000      $1,148,000

(g) The security or a portion thereof was out on loan as of March 31, 2011.

(h) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

* Non-income-producing security.

================================================================================

                                           Notes to Portfoli of Investments | 18


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.








                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    May 31, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 31, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    May 31, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.